Stock-Based Compensation - Schedule of Classification of RSU's Expenses (Details) - RSUs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 15,072	$ 12,199	$ 9,924
Cost of revenue [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	963	785	606
Research and development [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	7,304	6,050	5,141
Sales and marketing [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	3,782	3,049	2,399
General and administrative [Member]
Schedule of Classification of RSU's Expenses [Line Items]
Total stock-based compensation-RSUs	$ 3,023	$ 2,315	$ 1,778